Cover	Jan. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2020
Entity File Number	001-35245
Entity Registrant Name	SRC Energy Inc.
Entity Central Index Key	0001413507
Entity Tax Identification Number	20-2835920
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1675 Broadway
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	616-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $.001 par value
Trading Symbol	SRCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false